General Information - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	Mar. 20, 2014	Apr. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	May 07, 2014	Apr. 23, 2014	Apr. 25, 2014	Apr. 29, 2014	Apr. 24, 2014
General Information Disclosures [Line Items]
Number of business segments					3		3
Net proceeds from initial public offer					$ 672,137,000
Share based compensation arrangement by share based payment award options exercise price	$ 16.68
Number of performance-based and time-based restricted stock units, granted	2,298,478
Stock compensation expense		7,000,000	2,172,000	544,000	5,618,000	816,000	1,702,000	1,715,000	1,454,000
Senior secured notes due 2019 [Member]
General Information Disclosures [Line Items]
Early repayment of senior debt paid with IPO proceeds										320,000,000
IPO [Member]
General Information Disclosures [Line Items]
Shares issued											39,200,000
Initial public offer, price per share											$ 16.00
Net proceeds from initial public offer											672,000,000
Management fee paid with IPO proceeds					21,000,000
Underwriters Overallotment Option [Member]
General Information Disclosures [Line Items]
Shares issued												5,880,000
Time Based Options [Member]
General Information Disclosures [Line Items]
Number of time based options granted to purchase common stock	1,541,627
2019 [Member] | Senior secured notes due 2019 [Member]
General Information Disclosures [Line Items]
Early repayment of senior debt paid with IPO proceeds										320,000,000
Redemption amount of principal (debt instrument)					108.50%
Debt redemption premium paid with IPO proceeds										27,000,000
Debt unpaid interest paid with IPO proceeds										13,000,000
Minimum [Member]
General Information Disclosures [Line Items]
Management fee paid with IPO proceeds					5,000,000		5,000,000
Contract terms for software usage by customers							3 years
Maximum [Member]
General Information Disclosures [Line Items]
Management fee paid with IPO proceeds					7,000,000		7,000,000
Contract terms for software usage by customers							10 years
Senior Secured Term Loan C [Member] | Senior secured notes due 2019 [Member]
General Information Disclosures [Line Items]
Early repayment of senior debt paid with IPO proceeds		$ 296,000,000											$ 90,000,000	$ 207,000,000
Temporary Equity [Member]
General Information Disclosures [Line Items]
Common stock issued for redemption of preferred shares											40,343,529